Note 6 - Fixed Assets (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Details
Furniture and Fixtures, Gross	$ 8,988	$ 9,735
Property, Plant and Equipment, Other, Accumulated Depreciation	2,214	1,467
Fixtures and Equipment, Gross	2,725	2,956
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	$ 747	$ 516